Schedule of Goodwill (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016		Oct. 02, 2016		Dec. 31, 2015		Dec. 31, 2014
Successor
Goodwill [Line Items]
Balance at beginning of period	$ 1,907
Noncash impairment charges	0
Balance at end of period	1,907	[1]	$ 1,907
Predecessor
Goodwill [Line Items]
Balance at beginning of period	152	[1]	152	[1]	$ 2,352
Noncash impairment charges			0		(2,200)		$ (1,600)
Balance at end of period			$ 152	[1]	$ 152	[1]	$ 2,352
Net of accumulated impairment charges.	$ 18,170

[1]	At December 31, 2016, all goodwill related to the Retail Electricity segment. Predecessor periods are net of accumulated impairment charges totaling $18.170 billion.